BNY Mellon Stock Index Fund, Inc.
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7%
Automobiles & Components — 2.1%
Aptiv PLC(a)	10,465	726,689
Ford Motor Co.	198,553	2,291,302
General Motors Co.	46,486	3,463,207
Tesla, Inc.(a)	144,541	53,733,117
		60,214,315
Banks — 3.4%
Bank of America Corp.	341,030	16,625,213
Citigroup, Inc.	89,576	10,158,814
Citizens Financial Group, Inc.	21,584	1,294,392
Fifth Third Bancorp	45,378	2,108,262
Huntington Bancshares, Inc.	102,629	1,606,144
JPMorgan Chase & Co.	138,534	40,751,161
KeyCorp	48,979	982,029
M&T Bank Corp.	7,711	1,594,018
Regions Financial Corp.	44,519	1,162,836
The PNC Financial Services Group, Inc.	20,615	4,289,775
Truist Financial Corp.	66,639	3,063,395
U.S. Bancorp	79,884	4,154,767
Wells Fargo & Co.	158,862	12,647,004
		100,437,810
Capital Goods — 6.7%
3M Co.	26,908	3,907,849
A.O. Smith Corp.(b)	5,682	374,671
Allegion PLC	4,368	634,627
AMETEK, Inc.	11,907	2,552,385
Axon Enterprise, Inc.(a),(b)	4,110	1,745,476
Builders FirstSource, Inc.(a)	5,405	444,994
Carrier Global Corp.	40,723	2,293,112
Caterpillar, Inc.	23,884	16,920,859
Comfort Systems USA, Inc.	1,804	2,487,698
Cummins, Inc.	7,088	3,813,486
Deere & Co.	12,932	7,284,596
Dover Corp.	7,055	1,470,615
Eaton Corp. PLC	19,817	7,087,946
EMCOR Group, Inc.	2,281	1,684,085
Emerson Electric Co.	28,853	3,780,320
Fastenal Co.	59,125	2,743,400
Fortive Corp.	16,012	885,143
GE Vernova, Inc.	13,837	12,078,317
Generac Holdings, Inc.(a)	3,019	589,701
General Dynamics Corp.	13,029	4,471,813
General Electric Co.	54,259	15,397,076
Honeywell International, Inc.	32,658	7,381,688
Howmet Aerospace, Inc.	20,682	4,766,374
Hubbell, Inc.	2,726	1,337,757
Huntington Ingalls Industries, Inc.	1,997	758,660
IDEX Corp.	3,709	703,041
Illinois Tool Works, Inc.	13,320	3,467,063

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7% (continued)
Capital Goods — 6.7% (continued)
Ingersoll Rand, Inc.	18,520	1,483,822
Johnson Controls International PLC	31,412	4,113,401
L3Harris Technologies, Inc.	9,524	3,287,209
Lennox International, Inc.	1,659	769,992
Lockheed Martin Corp.	10,381	6,274,173
Masco Corp.	9,719	586,736
Nordson Corp.	2,745	730,335
Northrop Grumman Corp.	6,819	4,652,195
Otis Worldwide Corp.	20,301	1,564,801
PACCAR, Inc.	26,868	3,103,254
Parker-Hannifin Corp.	6,491	5,811,003
Pentair PLC	8,463	737,212
Quanta Services, Inc.	7,659	4,204,944
Rockwell Automation, Inc.	5,775	2,072,532
RTX Corp.	68,678	13,247,986
Snap-on, Inc.	2,686	975,609
Stanley Black & Decker, Inc.	7,800	554,268
Textron, Inc.	8,634	755,993
The Boeing Company(a)	40,280	8,016,928
Trane Technologies PLC	11,406	4,753,336
TransDigm Group, Inc.	2,886	3,344,759
United Rentals, Inc.	3,243	2,362,720
Vertiv Holdings Co., Cl. A	19,606	4,912,871
W.W. Grainger, Inc.	2,224	2,425,961
Westinghouse Air Brake Technologies Corp.	8,906	2,225,698
Xylem, Inc.	12,651	1,511,795
		195,542,285
Commercial & Professional Services — .8%
Automatic Data Processing, Inc.	20,783	4,222,690
Broadridge Financial Solutions, Inc.	6,219	1,010,463
Cintas Corp.	17,483	2,957,074
Copart, Inc.(a)	44,620	1,481,384
Equifax, Inc.	6,253	1,125,978
Jacobs Solutions, Inc.	5,764	733,642
Leidos Holdings, Inc.	6,499	1,010,724
Paychex, Inc.	16,234	1,495,476
Republic Services, Inc.	10,350	2,266,857
Rollins, Inc.	15,376	821,232
Veralto Corp.	12,623	1,116,126
Verisk Analytics, Inc.	7,177	1,361,836
Waste Management, Inc.	19,039	4,374,972
		23,978,454
Consumer Discretionary Distribution & Retail — 5.4%
Amazon.com, Inc.(a)	501,577	104,463,442
AutoZone, Inc.(a)	849	2,867,735
Best Buy Co., Inc.	9,939	638,084
Carvana Co.(a),(b)	7,367	2,316,038
eBay, Inc.	23,251	2,116,306
Genuine Parts Co.	7,247	766,370
Lowe’s Companies, Inc.	28,848	6,816,205
O’Reilly Automotive, Inc.(a)	43,303	3,997,300

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7% (continued)
Consumer Discretionary Distribution & Retail — 5.4% (continued)
Pool Corp.	1,621	327,977
Ross Stores, Inc.	16,356	3,543,200
The Home Depot, Inc.	51,202	16,839,826
The TJX Companies, Inc.	56,810	9,072,557
Tractor Supply Co.	27,181	1,231,299
Ulta Beauty, Inc.(a)	2,283	1,193,347
Williams-Sonoma, Inc.	6,260	1,141,386
		157,331,072
Consumer Durables & Apparel — .5%
D.R. Horton, Inc.	14,003	1,921,492
Deckers Outdoor Corp.(a)	7,485	749,174
Garmin Ltd.	8,502	1,972,549
Hasbro, Inc.	6,591	616,917
Lennar Corp., Cl. A	10,756	934,051
Lululemon Athletica, Inc.(a)	5,250	803,775
NIKE, Inc., Cl. B	60,990	3,221,492
NVR, Inc.(a)	143	942,346
PulteGroup, Inc.	9,874	1,161,281
Ralph Lauren Corp.	1,973	678,692
Tapestry, Inc.	10,472	1,477,704
		14,479,473
Consumer Services — 1.7%
Airbnb, Inc., Cl. A(a)	21,691	2,739,139
Booking Holdings, Inc.	1,658	6,980,711
Carnival Corp.	59,527	1,540,559
Chipotle Mexican Grill, Inc.(a)	66,691	2,134,779
Darden Restaurants, Inc.	5,924	1,161,341
Domino’s Pizza, Inc.	1,677	601,691
DoorDash, Inc., Cl. A(a)	19,125	2,871,619
Expedia Group, Inc.	6,095	1,407,275
Hilton Worldwide Holdings, Inc.	11,717	3,562,905
Las Vegas Sands Corp.	15,177	817,737
Marriott International, Inc., Cl. A	11,246	3,678,229
McDonald’s Corp.	36,633	11,385,170
MGM Resorts International(a)	10,031	371,247
Norwegian Cruise Line Holdings Ltd.(a)	21,565	403,265
Royal Caribbean Cruises Ltd.	12,804	3,523,405
Starbucks Corp.	58,481	5,239,313
Wynn Resorts Ltd.(b)	4,395	446,312
Yum! Brands, Inc.	14,464	2,248,863
		51,113,560
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	22,797	22,715,615
Dollar General Corp.	11,311	1,342,955
Dollar Tree, Inc.(a)	9,745	1,067,175
Sysco Corp.	24,945	1,779,327
Target Corp.	23,165	2,807,598
The Kroger Company	29,850	2,159,946
Walmart, Inc.	225,013	27,964,615
		59,837,231

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7% (continued)
Energy — 3.9%
APA Corp.(b)	18,912	802,625
Baker Hughes Co.	50,853	3,104,576
Chevron Corp.	96,157	19,894,883
ConocoPhillips	62,781	8,287,092
Coterra Energy, Inc.	38,278	1,345,089
Devon Energy Corp.	32,268	1,623,726
Diamondback Energy, Inc.	9,576	1,894,037
EOG Resources, Inc.	27,767	4,014,275
EQT Corp.	32,267	2,053,472
Expand Energy Corp.	12,251	1,344,915
Exxon Mobil Corp.	214,431	36,380,363
Halliburton Co.	42,814	1,669,318
Kinder Morgan, Inc.	99,686	3,342,472
Marathon Petroleum Corp.	15,347	3,747,430
Occidental Petroleum Corp.	36,782	2,390,830
ONEOK, Inc.(b)	32,035	2,895,644
Phillips 66	20,586	3,750,357
SLB Ltd.	76,639	3,938,478
Targa Resources Corp.	11,182	2,803,663
Texas Pacific Land Corp.(b)	2,982	1,415,138
The Williams Companies, Inc.	62,790	4,569,856
Valero Energy Corp.	15,833	3,912,018
		115,180,257
Equity Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities, Inc.(c)	7,686	356,784
American Tower Corp.(c)	24,045	4,149,686
AvalonBay Communities, Inc.(c)	7,450	1,216,958
BXP, Inc.(b),(c)	7,296	378,662
Camden Property Trust(c)	5,287	516,328
Crown Castle, Inc.(c)	22,013	1,789,877
Digital Realty Trust, Inc.(c)	16,479	2,969,681
Equinix, Inc.(c)	5,051	4,951,192
Equity Residential(c)	18,358	1,085,876
Essex Property Trust, Inc.(c)	3,319	803,198
Extra Space Storage, Inc.(c)	10,834	1,420,662
Federal Realty Investment Trust(c)	4,384	465,625
Healthpeak Properties, Inc.(b),(c)	34,639	569,119
Host Hotels & Resorts, Inc.(c)	33,908	649,677
Invitation Homes, Inc.(c)	27,992	695,601
Iron Mountain, Inc.(c)	15,205	1,553,039
Kimco Realty Corp.(c)	37,013	831,682
Mid-America Apartment Communities, Inc.(c)	5,968	728,812
Prologis, Inc.(c)	47,780	6,315,560
Public Storage(c)	8,123	2,200,358
Realty Income Corp.(c)	47,629	2,913,942
Regency Centers Corp.(c)	8,066	610,274
SBA Communications Corp.(c)	5,355	921,649
Simon Property Group, Inc.(c)	16,696	3,114,305
UDR, Inc.(c)	16,179	546,527
Ventas, Inc.(c)	24,156	1,975,478
VICI Properties, Inc.(c)	54,548	1,490,251

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7% (continued)
Equity Real Estate Investment Trusts — 1.8% (continued)
Welltower, Inc.(c)	35,304	6,979,954
Weyerhaeuser Co.(c)	37,329	911,948
		53,112,705
Financial Services — 7.2%
American Express Co.	27,639	8,360,245
Ameriprise Financial, Inc.	4,685	2,082,014
Apollo Global Management, Inc.(b)	24,188	2,695,027
Ares Management Corp., Cl. A(b)	10,667	1,163,770
Berkshire Hathaway, Inc., Cl. B(a)	94,175	45,128,660
BlackRock, Inc.	7,422	7,137,812
Blackstone, Inc.	38,477	4,424,470
Block, Inc.(a)	27,541	1,657,417
Capital One Financial Corp.	32,063	5,849,253
Cboe Global Markets, Inc.	5,487	1,542,231
CME Group, Inc.	18,549	5,478,447
Coinbase Global, Inc., Cl. A(a)	11,446	1,998,586
Corpay, Inc.(a)	3,563	1,036,797
FactSet Research Systems, Inc.	1,755	380,817
Fidelity National Information Services, Inc.	26,976	1,265,444
Fiserv, Inc.(a)	28,431	1,586,450
Franklin Resources, Inc.(b)	16,624	392,659
Global Payments, Inc.	12,793	860,969
Interactive Brokers Group, Inc., Cl. A	22,823	1,530,739
Intercontinental Exchange, Inc.	28,954	4,553,885
Invesco Ltd.	22,438	545,019
Jack Henry & Associates, Inc.(b)	3,601	569,102
KKR & Co., Inc.	35,089	3,245,733
Mastercard, Inc., Cl. A	41,809	20,890,285
Moody’s Corp.	7,860	3,428,925
Morgan Stanley	61,630	10,142,449
MSCI, Inc.	3,752	2,022,366
Nasdaq, Inc.	23,498	1,994,745
Northern Trust Corp.	9,670	1,349,642
PayPal Holdings, Inc.	47,177	2,133,816
Raymond James Financial, Inc.	9,068	1,312,956
Robinhood Markets, Inc., Cl. A(a)	40,938	2,837,003
S&P Global, Inc.	15,707	6,680,815
State Street Corp.	14,360	1,817,402
Synchrony Financial	17,602	1,197,288
T. Rowe Price Group, Inc.	11,052	996,227
The Bank of New York Mellon Corp.	35,199	4,175,657
The Charles Schwab Corp.	85,920	8,074,762
The Goldman Sachs Group, Inc.	15,355	12,990,176
Visa, Inc., Cl. A	86,303	26,084,219
		211,614,279
Food, Beverage & Tobacco — 2.2%
Altria Group, Inc.	86,350	5,698,236
Archer-Daniels-Midland Co.	24,610	1,788,901
Brown-Forman Corp., Cl. B(b)	10,512	277,937
Bunge Global SA	7,004	890,909
Conagra Brands, Inc.	22,657	356,168

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7% (continued)
Food, Beverage & Tobacco — 2.2% (continued)
Constellation Brands, Inc., Cl. A	7,128	1,069,200
General Mills, Inc.	27,240	1,013,873
Hormel Foods Corp.	14,361	325,277
Keurig Dr. Pepper, Inc.	70,771	1,863,400
McCormick & Co., Inc.	13,077	659,604
Molson Coors Beverage Co., Cl. B	8,451	363,900
Mondelez International, Inc., Cl. A	66,201	3,815,826
Monster Beverage Corp.(a)	36,437	2,640,225
PepsiCo, Inc.	69,958	10,863,778
Philip Morris International, Inc.	80,072	13,239,104
The Campbell’s Company(b)	10,246	228,178
The Coca-Cola Company	198,383	15,087,027
The Hershey Company	7,622	1,584,538
The J.M. Smucker Company	5,089	490,783
The Kraft Heinz Company	44,810	1,007,777
Tyson Foods, Inc., Cl. A	14,955	958,167
		64,222,808
Health Care Equipment & Services — 3.3%
Abbott Laboratories	89,446	9,183,421
Align Technology, Inc.(a)	3,538	606,519
Baxter International, Inc.	27,467	461,446
Becton Dickinson & Co.	14,593	2,294,457
Boston Scientific Corp.(a)	76,256	4,785,064
Cardinal Health, Inc.	12,039	2,543,961
Cencora, Inc.	10,107	3,175,013
Centene Corp.(a)	24,444	800,297
CVS Health Corp.	65,299	4,689,774
DaVita, Inc.(a),(b)	1,727	265,423
Dexcom, Inc.(a)	19,755	1,240,614
Edwards Lifesciences Corp.(a)	29,528	2,364,602
Elevance Health, Inc.	11,392	3,335,008
GE HealthCare Technologies, Inc.	23,729	1,689,030
HCA Healthcare, Inc.	8,046	3,807,689
Henry Schein, Inc.(a),(b)	5,165	380,661
Hologic, Inc.(a)	11,503	869,512
Humana, Inc.	6,196	1,074,324
IDEXX Laboratories, Inc.(a)	4,168	2,341,958
Insulet Corp.(a)	3,463	726,676
Intuitive Surgical, Inc.(a)	18,235	8,406,153
Labcorp Holdings, Inc.	4,190	1,117,934
McKesson Corp.	6,279	5,433,595
Medtronic PLC	65,977	5,716,907
Quest Diagnostics, Inc.	5,575	1,092,588
ResMed, Inc.(b)	7,604	1,706,946
Solventum Corp.(a)	8,127	530,693
STERIS PLC	5,001	1,105,871
Stryker Corp.	17,535	5,761,826
The Cigna Group	13,476	3,594,723
The Cooper Companies, Inc.(a)	10,323	738,094
UnitedHealth Group, Inc.	46,391	12,552,941

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7% (continued)
Health Care Equipment & Services — 3.3% (continued)
Universal Health Services, Inc., Cl. B	2,787	498,789
Zimmer Biomet Holdings, Inc.(b)	10,350	935,847
		95,828,356
Household & Personal Products — .9%
Church & Dwight Co., Inc.	12,246	1,142,797
Colgate-Palmolive Co.	41,358	3,524,942
Kenvue, Inc.	95,959	1,654,333
Kimberly-Clark Corp.	17,200	1,659,284
The Clorox Company	6,198	642,299
The Estee Lauder Companies, Inc., Cl. A	12,646	907,604
The Procter & Gamble Company	119,562	17,269,535
		26,800,794
Insurance — 1.7%
Aflac, Inc.	23,877	2,619,546
American International Group, Inc.	28,108	2,115,127
Aon PLC, Cl. A	11,007	3,552,839
Arch Capital Group Ltd.(a)	18,575	1,783,014
Arthur J. Gallagher & Co.	13,098	2,836,765
Assurant, Inc.	2,500	544,525
Brown & Brown, Inc.	14,744	961,456
Chubb Ltd.	18,649	6,078,269
Cincinnati Financial Corp.	7,824	1,231,106
Erie Indemnity Co., Cl. A(b)	1,288	323,687
Everest Group Ltd.	2,122	693,576
Globe Life, Inc.	4,285	596,343
Loews Corp.	8,866	946,357
Marsh & McLennan Companies, Inc.	24,839	4,308,324
MetLife, Inc.	28,526	2,017,359
Principal Financial Group, Inc.	9,900	892,089
Prudential Financial, Inc.	17,967	1,755,196
The Allstate Corp.	13,340	2,765,916
The Hartford Insurance Group, Inc.	14,307	1,934,736
The Progressive Corp.	30,164	5,979,711
The Travelers Companies, Inc.	11,126	3,245,232
W. R. Berkley Corp.	14,963	991,748
Willis Towers Watson PLC	4,784	1,390,709
		49,563,630
Materials — 2.0%
Air Products and Chemicals, Inc.	11,581	3,364,165
Albemarle Corp.	6,170	1,107,700
Amcor PLC(b)	22,764	904,869
Avery Dennison Corp.	3,993	689,511
Ball Corp.	13,960	825,176
CF Industries Holdings, Inc.	7,793	1,011,843
Corteva, Inc.	34,834	2,915,954
CRH PLC	34,407	3,616,864
Dow, Inc.	37,025	1,542,091
DuPont de Nemours, Inc.	21,500	984,700
Ecolab, Inc.	13,079	3,479,276
Freeport-McMoRan, Inc.	73,863	4,341,667
International Flavors & Fragrances, Inc.(b)	13,127	952,364

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7% (continued)
Materials — 2.0% (continued)
International Paper Co.	28,139	1,004,562
Linde PLC	23,900	11,848,664
LyondellBasell Industries NV, Cl. A(b)	13,433	1,082,162
Martin Marietta Materials, Inc.	3,051	1,796,063
Newmont Corp.	56,134	6,076,505
Nucor Corp.	11,672	1,973,735
Packaging Corp. of America	4,656	988,096
PPG Industries, Inc.	11,521	1,231,364
Smurfit Westrock PLC(b)	26,116	1,040,723
Steel Dynamics, Inc.	6,857	1,234,260
The Mosaic Company	17,085	435,668
The Sherwin-Williams Company	11,838	3,794,671
Vulcan Materials Co.	6,883	1,874,241
		60,116,894
Media & Entertainment — 9.0%
Alphabet, Inc., Cl. A	299,274	86,059,231
Alphabet, Inc., Cl. C	239,836	68,799,355
Charter Communications, Inc., Cl. A(a),(b)	4,527	977,289
EchoStar Corp., Cl. A(a)	6,884	805,910
Electronic Arts, Inc.	11,546	2,353,883
Fox Corp., Cl. A(b)	9,393	548,551
Fox Corp., Cl. B	7,258	385,400
Live Nation Entertainment, Inc.(a),(b)	7,981	1,217,182
Meta Platforms, Inc., Cl. A	112,319	64,261,069
Netflix, Inc.(a)	216,753	20,840,801
News Corp., Cl. A	20,596	513,458
News Corp., Cl. B(b)	5,892	167,981
Omnicom Group, Inc.	15,863	1,194,643
Paramount Skydance Corp., Cl. B(b)	18,938	170,821
Take-Two Interactive Software, Inc.(a)	9,048	1,786,980
The Trade Desk, Inc., Cl. A(a)	20,614	467,732
The Walt Disney Company	91,047	8,775,110
TKO Group Holdings, Inc.	3,442	694,079
Warner Bros Discovery, Inc.(a)	126,947	3,485,965
		263,505,440
Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
AbbVie, Inc.	90,913	19,772,668
Agilent Technologies, Inc.	14,501	1,652,824
Amgen, Inc.	27,699	9,745,893
Biogen, Inc.(a)	7,537	1,381,758
Bio-Techne Corp.(b)	8,844	462,187
Bristol-Myers Squibb Co.	104,718	6,351,147
Charles River Laboratories International, Inc.(a)	2,431	419,348
Danaher Corp.	32,034	6,073,646
Eli Lilly & Co.	40,689	37,424,522
Gilead Sciences, Inc.	63,820	8,894,593
Incyte Corp.(a)	8,548	804,538
IQVIA Holdings, Inc.(a)	8,520	1,453,001
Johnson & Johnson	123,632	30,220,606
Merck & Co., Inc.	127,163	15,296,437
Mettler-Toledo International, Inc.(a)	1,052	1,326,782

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.0% (continued)
Moderna, Inc.(a),(b)	17,791	903,783
Pfizer, Inc.	292,469	8,212,530
Regeneron Pharmaceuticals, Inc.	5,172	3,996,094
Revvity, Inc.(b)	5,946	520,929
Thermo Fisher Scientific, Inc.	19,201	9,437,868
Vertex Pharmaceuticals, Inc.(a)	13,051	5,827,794
Viatris, Inc.	59,305	801,211
Waters Corp.(a)	5,094	1,516,993
West Pharmaceutical Services, Inc.	3,771	945,163
Zoetis, Inc.	21,594	2,552,627
		175,994,942
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	15,116	2,047,613
CoStar Group, Inc.(a)	21,567	870,013
		2,917,626
Semiconductors & Semiconductor Equipment — 14.1%
Advanced Micro Devices, Inc.(a)	83,745	17,036,245
Analog Devices, Inc.	25,065	7,974,179
Applied Materials, Inc.	40,741	13,924,866
Broadcom, Inc.	243,454	75,351,448
First Solar, Inc.(a)	5,698	1,123,987
Intel Corp.(a)	241,006	10,635,595
KLA Corp.	6,759	9,952,019
Lam Research Corp.	64,061	13,687,273
Microchip Technology, Inc.	28,153	1,818,965
Micron Technology, Inc.	57,739	19,506,544
Monolithic Power Systems, Inc.	2,501	2,734,468
NVIDIA Corp.	1,247,792	217,614,925
NXP Semiconductors NV	12,850	2,529,651
ON Semiconductor Corp.(a),(b)	20,218	1,251,899
Qnity Electronics, Inc.	10,889	1,256,373
QUALCOMM, Inc.	54,642	7,036,797
Skyworks Solutions, Inc.(b)	7,217	386,470
Teradyne, Inc.	8,158	2,418,521
Texas Instruments, Inc.	46,435	9,014,891
		415,255,116
Software & Services — 8.8%
Accenture PLC, Cl. A	31,602	6,266,361
Adobe, Inc.(a)	21,115	5,132,634
Akamai Technologies, Inc.(a),(b)	7,230	830,365
AppLovin Corp., Cl. A(a)	13,924	5,541,752
Autodesk, Inc.(a)	10,863	2,600,602
Cadence Design Systems, Inc.(a)	13,977	3,883,789
Cognizant Technology Solutions Corp., Cl. A	24,633	1,511,235
CrowdStrike Holdings, Inc., Cl. A(a)	12,904	5,037,851
Datadog, Inc., Cl. A(a)	16,495	1,947,235
EPAM Systems, Inc.(a),(b)	2,869	388,463
Fair Isaac Corp.(a)	1,219	1,301,331
Fortinet, Inc.(a)	32,594	2,663,582
Gartner, Inc.(a)	3,526	558,307
Gen Digital, Inc.	28,705	540,515

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7% (continued)
Software & Services — 8.8% (continued)
GoDaddy, Inc., Cl. A(a)	6,391	528,344
International Business Machines Corp.	48,082	11,654,596
Intuit, Inc.	14,342	6,201,194
Microsoft Corp.	381,400	141,182,838
Oracle Corp.	87,097	12,812,840
Palantir Technologies, Inc., Cl. A(a)	117,123	17,132,752
Palo Alto Networks, Inc.(a)	41,518	6,656,166
PTC, Inc.(a)	5,951	847,958
Roper Technologies, Inc.	5,521	1,953,661
Salesforce, Inc.(b)	48,193	8,996,187
ServiceNow, Inc.(a)	53,870	5,632,108
Synopsys, Inc.(a)	9,832	3,898,191
Trimble, Inc.(a)	12,470	813,418
Tyler Technologies, Inc.(a)	2,272	777,887
VeriSign, Inc.	4,187	1,039,883
Workday, Inc., Cl. A(a)	10,867	1,411,841
		259,743,886
Technology Hardware & Equipment — 9.2%
Amphenol Corp., Cl. A	62,965	7,955,628
Apple, Inc.	753,902	191,332,789
Arista Networks, Inc.(a)	53,117	6,521,705
CDW Corp.	6,792	821,968
Ciena Corp.(a)	7,201	2,795,644
Cisco Systems, Inc.	203,453	15,785,918
Coherent Corp.(a)	9,581	2,282,290
Corning, Inc.	40,133	5,456,884
Dell Technologies, Inc., Cl. C	15,365	2,521,857
F5, Inc.(a)	2,901	839,346
Hewlett Packard Enterprise Co.	67,143	1,598,675
HP, Inc.	46,981	902,505
Jabil, Inc.	5,496	1,459,903
Keysight Technologies, Inc.(a)	8,952	2,527,776
Lumentum Holdings, Inc.(a),(b)	3,657	2,569,993
Motorola Solutions, Inc.	8,546	3,708,708
NetApp, Inc.	10,101	1,034,241
Sandisk Corp.(a)	7,568	4,808,253
Seagate Technology Holdings PLC	11,204	4,389,279
Super Micro Computer, Inc.(a),(b)	25,593	582,753
TE Connectivity PLC	15,073	3,150,559
Teledyne Technologies, Inc.(a)	2,415	1,461,099
Western Digital Corp.	17,383	4,701,928
Zebra Technologies Corp., Cl. A(a)	2,466	515,591
		269,725,292
Telecommunication Services — 1.1%
AT&T, Inc.	360,034	10,437,386
Comcast Corp., Cl. A	184,975	5,310,632
T-Mobile US, Inc.	24,373	5,119,061
Verizon Communications, Inc.	215,721	10,829,194
		31,696,273
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	6,006	997,416

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.7% (continued)
Transportation — 1.3% (continued)
CSX Corp.	95,556	3,922,574
Delta Air Lines, Inc.	33,789	2,246,293
Expeditors International of Washington, Inc.	7,068	1,012,350
FedEx Corp.	11,148	3,970,695
J.B. Hunt Transport Services, Inc.	3,612	765,383
Norfolk Southern Corp.	11,493	3,298,491
Old Dominion Freight Line, Inc.	9,505	1,857,277
Southwest Airlines Co.	25,182	946,088
Uber Technologies, Inc.(a)	105,730	7,605,159
Union Pacific Corp.	30,512	7,402,821
United Airlines Holdings, Inc.(a)	16,230	1,494,296
United Parcel Service, Inc., Cl. B	37,959	3,734,406
		39,253,249
Utilities — 2.5%
Alliant Energy Corp.(b)	13,270	952,255
Ameren Corp.	14,202	1,561,084
American Electric Power Co., Inc.	27,421	3,594,345
American Water Works Co., Inc.	10,004	1,361,444
Atmos Energy Corp.	8,573	1,583,604
CenterPoint Energy, Inc.	33,486	1,445,256
CMS Energy Corp.	15,853	1,229,876
Consolidated Edison, Inc.	18,251	2,065,648
Constellation Energy Corp.	16,064	4,485,872
Dominion Energy, Inc.	43,373	2,681,319
DTE Energy Co.	10,494	1,534,433
Duke Energy Corp.	40,002	5,237,862
Edison International	19,643	1,437,475
Entergy Corp.	23,264	2,613,943
Evergy, Inc.	11,904	975,176
Eversource Energy	19,878	1,377,148
Exelon Corp.	52,628	2,579,824
FirstEnergy Corp.(b)	27,688	1,402,674
NextEra Energy, Inc.	107,128	9,950,049
NiSource, Inc.	24,858	1,159,874
NRG Energy, Inc.	11,094	1,621,277
PG&E Corp.	110,636	1,943,874
Pinnacle West Capital Corp.(b)	6,454	650,240
PPL Corp.	37,980	1,450,836
Public Service Enterprise Group, Inc.	25,305	2,048,440
Sempra	33,353	3,240,911
The AES Corp.	34,517	486,344
The Southern Company	56,640	5,466,893
Vistra Corp.	16,242	2,441,660
WEC Energy Group, Inc.(b)	16,697	1,933,012
Xcel Energy, Inc.(b)	30,090	2,390,350
		72,902,998
Total Equity Securities - Common Stocks (cost $530,307,112)		2,870,368,745

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.5%
Registered Investment Companies — 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $43,347,742)	3.72	43,347,742	43,347,742
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $500,030)	3.72	500,030	500,030
Total Investments (cost $574,154,884)		99.2%	2,914,216,517
Cash and Receivables (Net)		.8%	22,412,745
Net Assets		100.0%	2,936,629,262

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2026, the value of the fund’s securities on loan was $47,627,898 and the value of the collateral was
$48,706,964, consisting of cash collateral of $500,030 and U.S. Government & Agency securities valued at $48,206,934.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
S&P 500 E-mini	150	6/18/2026	50,140,278	49,280,625	(859,653)
Gross Unrealized Depreciation					(859,653)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Stock Index Fund, Inc.
March 31, 2026 (Unaudited)
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,870,368,745	—	—	2,870,368,745
Investment Companies	43,847,772	—	—	43,847,772
	2,914,216,517	—	—	2,914,216,517
Liabilities ($)
Other Financial Instruments:
Futures††	(859,653)	—	—	(859,653)
	(859,653)	—	—	(859,653)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at March 31, 2026 are set forth in the fund’s Schedule of Investments.
At March 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,339,201,980, consisting of $2,377,143,634 gross unrealized appreciation and $37,941,654 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.